CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Available Liquidity (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Currency [Line Items]
Cash and cash equivalents	€ 1,467,711	€ 1,742,214	€ 1,121,981	€ 1,388,901
Undrawn committed credit lines	550,000	550,000
Available liquidity	€ 2,017,711	€ 2,292,214